CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2014	Dec. 31, 2013
Common Units
Units - Authorized	355,510,227	333,826,372
Units - Issued	355,510,227	333,826,372
Units - Outstanding	355,510,227	333,826,372
Class E Units
Units - Authorized	8,853,832	8,853,832
Units - Issued	8,853,832	8,853,832
Units - Outstanding	8,853,832	8,853,832
Class G Units
Units - Authorized	90,706,000	90,706,000
Units - Issued	90,706,000	90,706,000
Units - Outstanding	90,706,000	90,706,000
Class H Units
Units - Authorized	50,160,000	50,160,000
Units - Issued	50,160,000	50,160,000
Units - Outstanding	50,160,000	50,160,000